NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Debt Instrument [Line Items]
Notes payable
Less: current portion		$ (50,000)
Balance
Series A Notes Payable Due At Maturity In October 2011 (Past Due) [Member]
Debt Instrument [Line Items]
Notes payable		50,000
Notes Payable [Member]
Debt Instrument [Line Items]
Less: current portion		$ (50,000)	$ (50,000)